Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 0	$ 0	$ 0
State and Local	363	492	182
Total current.	363	492	182
Deferred:
Federal	(6,440)	546	(197)
State and Local	(1,364)	169	(61)
Total deferred	(7,804)	715	(258)
Total (Benefit from) provision for incomes taxes.	$ (7,441)	$ 1,207	$ (76)